Debt - Share Settlement Note (Details) - Share settlement note $ in Thousands	1 Months Ended
Apr. 30, 2020 USD ($)
Debt Instrument [Line Items]
Debt, face amount	$ 80
Interest rate percentage	0.91%
Debt monthly payments	$ 5